Accounts receivable and other receivables	12 Months Ended
Mar. 31, 2018
Receivables [Abstract]
Accounts receivable and other receivables
3.	Accounts receivable and other receivables:

Accounts receivable, net of allowance for doubtful accounts, at March 31, 2018 and March 25, 2017 consist of the following:

	As of
	March 31, 2018	March 25, 2017*
	(In thousands)
Customer trade receivables	$1,510	$612
Other receivables	3,307	1,942

	$4,817	$2,554

Continuity of the allowance for doubtful accounts for continuing operations is as follows (in thousands):

*Balance March 28, 2015	$218
Net write-offs	(52)

*Balance March 26, 2016	166
Additional provision recorded	61
Net write-offs	(13)

*Balance March 25, 2017	214
Additional provision recorded	184

Balance March 31, 2018	$398

Certain sales plans relating to customers’ use of Birks credit cards provide for revolving lines of credit and/or installment plans under which the payment terms exceed one year. The receivables repayable within a timeframe exceeding one year included under such plans, amounted to approximately $0.4 million and $0.2 million at March 31, 2018 and March 25, 2017, respectively, and are included in customer trade receivables. Other receivables mainly relate to receivables from wholesale revenues.

*Retrospectively revised (see note 18)